CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 863	$ 1,813
Restricted cash deposit	64	0
Trade receivables	13,803	7,651
Other current assets	5,419	4,825
Inventory	3,215	9,976
Total current assets	23,364	24,265
NON-CURRENT ASSETS:
Investments in affiliate	1,631	2,285
Property, plant and equipment, net	3,730	5,058
Intangible assets, net	3,333	5,803
Goodwill	6,679	10,095
Right-of-use assets, net	451	1,307
Total non-current assets	15,824	24,548
Total assets	39,188	48,813
CURRENT LIABILITIES:
Current maturities of operating lease liabilities	262	454
Trade payables	11,159	9,223
Other current liabilities	5,001	6,218
Credit from bank institutions and others	15,145	12,119
Convertible debentures	1,968	0
Derivative warrants liabilities and prefunded warrants	1,383	38
Accrued purchase consideration liability	0	2,097
Put option liability	0	2,697
Total current liabilities	34,918	32,846
NON-CURRENT LIABILITIES:
Operating lease liabilities	171	815
Credit from bank institutions and others	466	394
Employee benefit liabilities, net	0	95
Deferred tax liabilities	487	963
Total non-current liabilities	1,124	2,267
Total liabilities	36,042	35,113
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	265,000	253,882
Capital reserve from translation differences of foreign operations	(1,265)	95
Conversion feature related to convertible debentures	297	0
Capital reserve from share-based payment transactions	150	9,637
Accumulated deficit	(258,939)	(249,145)
Total equity attributable to shareholders of the Company	5,243	14,469
Non-controlling interests	(2,097)	(769)
Total shareholders' equity	3,146	13,700
Total shareholders' equity and liabilities	$ 39,188	$ 48,813